Equity Transactions (Details)					1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 11, 2016 USD ($) $ / shares shares	Dec. 09, 2015 USD ($) $ / shares shares	May 05, 2015 USD ($) Customers $ / shares shares	Jun. 06, 2014 USD ($) Customers shares	Oct. 27, 2017 USD ($) shares	Oct. 23, 2017 USD ($) $ / shares shares	Mar. 22, 2017 $ / shares shares	Feb. 21, 2017 USD ($) $ / shares shares	May 23, 2016 $ / shares shares	Sep. 30, 2014 $ / shares shares	Jun. 30, 2014 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Equity Transactions (Textual)
Common stock issued for services | shares											200,000
Common stock per share | $ / shares											$ 2.34
Issuance of common stock																$ 4,319,988	$ 1,067,264
Consultants charged to expenses												$ 280,709	$ 193,443	$ 333,417	$ 529,569	599,846	1,327,780
General and administrative expenses												(1,827,014)	(776,284)	(2,590,371)	(1,636,198)	(3,152,336)	(4,346,159)
Stock Incentive Plan 2014 [Member]
Equity Transactions (Textual)
Shares of common stock authorized to issue | shares	10,000,000
Board of Directors [Member]
Equity Transactions (Textual)
Common stock issued for services | shares				600,000
Number of consultants | Customers				2
Consultants [Member]
Equity Transactions (Textual)
Common stock issued for services | shares		250,000	500,000				250,000		250,000	400,000
Common stock per share | $ / shares		$ 1.02					$ 2.53		$ 0.72	$ 1.68
Number of consultants | Customers			3
Consulting fees		$ 435,000	$ 750,000	$ 1,140,000												632,500
Sale of registered shares of common stock, shares | shares								1,500,000
Purchase price per share | $ / shares			$ 1.50					$ 3.18
Issuance of common stock								$ 4,770,000
Consulting charged to expense													96,578		218,045	218,045	485,867
Net proceeds from offering								450,000
Net proceeds from offering, after deducting estimated offering expenses and placement agent fees								$ 4,320,000
Directors and executive officers [Member] | Stock Incentive Plan 2014 [Member]
Equity Transactions (Textual)
Shares, granted | shares	660,000
Shares vested	$ 349,800
Share price | $ / shares	$ 0.53
Compensation committee authorized grant total | shares	300,000
Consultants one [Member]
Equity Transactions (Textual)
Consulting charged to expense													48,478		173,137	173,137	498,633
Consultants two [Member]
Equity Transactions (Textual)
Consulting charged to expense													48,387		138,387	138,387	$ 296,612
Consultants three [Member]
Equity Transactions (Textual)
Consulting charged to expense												52,709		105,417		$ 70,278
Consultants charged to expenses														632,500
Employees [Member]
Equity Transactions (Textual)
Common stock per share | $ / shares						$ 2.80
Shares of restricted common stock issued | shares						130,000
Restricted common stock vesting, description						One fourth of the total number of common shares issued shall become vested on each of November 16, 2017, February 16, 2018, May 16, 2018 and August 16, 2018.
General and administrative expenses												(91,000)		(91,000)
Restricted common stock value issued						$ 364,000
Consultant company [Member]
Equity Transactions (Textual)
Consulting charged to expense												$ 137,000		$ 137,000
Shares of restricted common stock issued | shares					200,000
Restricted common stock value issued					$ 548,000